Cover	Mar. 11, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 11, 2020
Entity File Number	001-34364
Entity Registrant Name	OFFICE PROPERTIES INCOME TRUST
Entity Central Index Key	0001456772
Entity Tax Identification Number	26-4273474
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Two Newton Place
Entity Address, Address Line Two	255 Washington Street
Entity Address, Address Line Three	Suite 300,
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02458-1634
City Area Code	617
Local Phone Number	219-1440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	OPI
Security Exchange Name	NASDAQ
Senior Unsecured Notes5.875 Percent Due In2046 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.875% Senior Notes due 2046
Trading Symbol	OPINI
Security Exchange Name	NASDAQ